Long-Term Debt (Narrative III) (Details Narrative)		1 Months Ended	5 Months Ended	6 Months Ended		7 Months Ended		8 Months Ended		9 Months Ended			11 Months Ended	12 Months Ended
		Feb. 10, 2020 USD ($)	May 31, 2021 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Aug. 09, 2024 USD ($)	Aug. 07, 2024 USD ($)	Sep. 12, 2024 USD ($)	Aug. 27, 2024 USD ($)	Oct. 13, 2021 USD ($)	Sep. 30, 2021 USD ($)	Sep. 24, 2019 USD ($)	Nov. 19, 2024	Dec. 31, 2024 USD ($)	Mar. 31, 2025 USD ($)	Dec. 23, 2024 USD ($)	Aug. 26, 2021 USD ($)	May 20, 2021 USD ($)	May 12, 2021 USD ($)
Line of Credit Facility [Line Items]
Proceeds from Lines of Credit				$ 218,500,000	$ (0)
Interest Rate Description				1-month Compounded SOFR
Basis Spread on Variable Rate				0.64%
Repayments of Debt				$ 70,393,000	0
Fees and related costs deferred				2,185,000										$ 3,120,000
Amortization of Debt Issuance Costs				$ 2,257,000	$ 2,322,000
Covenant Description				Amounts drawn under the facilities listed above are secured by first priority mortgages on certain of the Company’s vessels and other collateral. The credit facilities contain a number of restrictive covenants that limit the Company from, among other things: incurring or guaranteeing indebtedness; charging, pledging or encumbering the vessels; and changing the flag, class, management or ownership of the vessel owning entities. The credit facilities also require the vessels to comply with the ISM Code and ISPS Code and to maintain valid safety management certificates and documents of compliance at all times. Additionally, specific credit facilities require compliance with a number of financial covenants including asset cover ratios and minimum liquidity and corporate guarantor requirements. Among other events, it will be an event of default under the credit facilities if the financial covenants are not complied with or remedied
Covenant Compliance				As of June 30, 2025, and December 31, 2024, the Company was in compliance with its debt covenants
UBS Credit Facility (a) [Member]
Line of Credit Facility [Line Items]
Fees and related costs deferred				$ 850,000
Four Sale and Leaseback agreements ($44.5 Million each) - Minsheng Financial Leasing [Member]
Line of Credit Facility [Line Items]
Fees and related costs deferred														445,000
Other loans [Member]
Line of Credit Facility [Line Items]
Fees and related costs deferred														50,000
Bremerhaven Express [Member]
Line of Credit Facility [Line Items]
Purchase Price	[1]													68,500,000
Four Sale and Leaseback agreements ($44.5 Million each) - Minsheng Financial Leasing [Member]
Line of Credit Facility [Line Items]
Frequency of payments				quarterly
Interest Rate Description				SOFR
Basis Spread on Variable Rate				2.50%
Outstanding amount				$ 173,688,000
Number of Repayment Installments				40
Quarterly Rental Payments				$ 862,500
Purchase Obligation				$ 10,000,000
Four Sale and Leaseback agreements ($44.5 Million each) - Minsheng Financial Leasing [Member] | Bremerhaven Express [Member]
Line of Credit Facility [Line Items]
Maturity Date				December 2034
Four Sale and Leaseback agreements ($44.5 Million each) - Minsheng Financial Leasing [Member] | Istanbul Express, Sydney Express and Czech [Member]
Line of Credit Facility [Line Items]
Maturity Date				January 2035
Four Sale and Leaseback agreements ($44.5 Million each) - Minsheng Financial Leasing [Member] | Two Sale And Leaseback Agreement December 2024 [Member]
Line of Credit Facility [Line Items]
Description of Scope				to finance the acquisition of two of the newly acquired high-reefer ECO 9,019 TEU vessels, Bremerhaven Express, having closed in December 2024 and the other, Czech, in January 2025
Number of sale and leaseback agreements.				2
Outstanding amount																$ 44,500,000
Four Sale and Leaseback agreements ($44.5 Million each) - Minsheng Financial Leasing [Member] | Two Sale And Leaseback Agreement January 2025 [Member]
Line of Credit Facility [Line Items]
Description of Scope				to finance the acquisition of the two high-reefer ECO 9,019 TEU Vessels
Sale Leaseback Transaction, Net Proceeds, Financing Activities				$ 178,000,000
Number of sale and leaseback agreements.				2
Outstanding amount															$ 44,500,000
$120.0 Million - Sale and Leaseback agreements - CMBFL Four Vessels [Member]
Line of Credit Facility [Line Items]
Description of Scope				to finance the acquisition of the Four Vessels
Sale Leaseback Transaction, Net Proceeds, Financing Activities										$ 30,000,000	$ 90,000,000
Interest Rate Description				SOFR									SOFR
Basis Spread on Variable Rate				2.75%									3.25%
Number of sale and leaseback agreements.				4
Outstanding amount				$ 40,179,000													$ 30,000,000
Purchase Obligation				$ 7,000,000
Sale Leaseback Transaction, Date				August 26, 2021
$120.0 Million - Sale and Leaseback agreements - CMBFL Four Vessels [Member] | Three Out Of Four CMBFL Vessels [Member]
Line of Credit Facility [Line Items]
Maturity Date				September 2027
$120.0 Million - Sale and Leaseback agreements - CMBFL Four Vessels [Member] | Fourth CMBFL Vessels [Member]
Line of Credit Facility [Line Items]
Maturity Date				October 2027
$120.0 Million - Sale and Leaseback agreements - CMBFL Four Vessels [Member] | First Twelve Quarterly Installments [Member]
Line of Credit Facility [Line Items]
Frequency of payments				quarterly
Number of Repayment Installments				12
Quarterly Rental Payments				$ 1,587,500
$120.0 Million - Sale and Leaseback agreements - CMBFL Four Vessels [Member] | Next Twelve Quarterly Installments [Member]
Line of Credit Facility [Line Items]
Frequency of payments				quarterly
Number of Repayment Installments				12
Quarterly Rental Payments				$ 329,200
$54.0 Million Sale and Leaseback agreement - CMBFL [Member]
Line of Credit Facility [Line Items]
Description of Scope				to refinance one of the three previous tranches of the $180,500 Deutsche, CIT, HCOB, Entrust, Blue Ocean Credit Facility, that had a maturity date on June 30, 2022, of an amount $46,624
Sale Leaseback Transaction, Net Proceeds, Financing Activities			$ 54,000,000
Interest Rate Description				SOFR
Basis Spread on Variable Rate				3.25%
Repayments of Debt									$ 33,345,000
Outstanding amount				$ 0														$ 54,000,000
Purchase Obligation				$ 19,980,000
Maturity Date				May 2028
Sale Leaseback Transaction, Date				May 20, 2021
Purchase Price			75,000,000
Advance Hire			21,000,000
$54.0 Million Sale and Leaseback agreement - CMBFL [Member] | First Eight Installments [Member]
Line of Credit Facility [Line Items]
Frequency of payments				quarterly
Quarterly Rental Payments				$ 2,025,000
Number of installments of sale and leaseback agreements				8
$54.0 Million Sale and Leaseback agreement - CMBFL [Member] | Next Twenty Installments [Member]
Line of Credit Facility [Line Items]
Frequency of payments				quarterly
Number of Repayment Installments				20
Quarterly Rental Payments				$ 891,000
$14.7 Million Sale and Leaseback agreement - Neptune Maritime Leasing [Member]
Line of Credit Facility [Line Items]
Description of Scope				to finance the acquisition of GSL Violetta delivered in April 2021
Sale Leaseback Transaction, Net Proceeds, Financing Activities			$ 14,735,000
Interest Rate Description				SOFR
Basis Spread on Variable Rate				4.64%
Repayments of Debt								$ 4,414,000
Outstanding amount				$ 0															$ 14,735,000
Purchase Obligation				$ 950,000
Maturity Date				February 2026
Sale Leaseback Transaction, Date				May 12, 2021
$14.7 Million Sale and Leaseback agreement - Neptune Maritime Leasing [Member] | First Fifteen Instalments [Member]
Line of Credit Facility [Line Items]
Quarterly Rental Payments				$ 793,870
Number of installments of sale and leaseback agreements				15
Frequency of payments				quarterly
$14.7 Million Sale and Leaseback agreement - Neptune Maritime Leasing [Member] | Next Four Instalments [Member]
Line of Credit Facility [Line Items]
Quarterly Rental Payments				$ 469,120
Number of installments of sale and leaseback agreements				4
Frequency of payments				quarterly
$268.0 Million Syndicated Senior Secured Credit Facility [Member]
Line of Credit Facility [Line Items]
Issuance date of debt instrument				September 19, 2019
Description of Scope				in order to refinance existing credit facilities that had a maturity date in December 2020, of an outstanding amount of $224,310
Number of loan tranches				2
Repayments of Debt						$ 133,200,000
Long-Term Debt, Gross				$ 0
$268.0 Million Syndicated Senior Secured Credit Facility [Member] | Tranche A [Member]
Line of Credit Facility [Line Items]
Sale Leaseback Transaction, Net Proceeds, Financing Activities												$ 230,000,000
Repayment installments				20
Frequency of payments				quarterly
Periodic payment				$ 5,200,000
Balloon payment to be paid				$ 126,000,000
$268.0 Million Syndicated Senior Secured Credit Facility [Member] | Tranche B [Member]
Line of Credit Facility [Line Items]
Repayment installments				20
Frequency of payments				quarterly
Periodic payment				$ 1,000,000
Balloon payment to be paid				$ 18,000,000
Proceeds from Lines of Credit		$ 38,000,000
Extended $268.0 Million Syndicated Senior Secured Credit Facility [Member]
Line of Credit Facility [Line Items]
Issuance date of debt instrument				January 2022
Description of Scope				to refinance its outstanding Syndicated Senior Secured Credit Facility
Maturity date				December 2026
Interest Rate Description				amended certain covenants in the Company’s favor at an unchanged rate of LIBOR + 3.00%. On July 1, 2022, the interest rate was SOFR plus a margin of 3.00% plus CAS and was payable at each quarter end date
Basis Spread on Variable Rate				3.00%
Four Sale and Leaseback agreements ($44.5 Million each) - Minsheng Financial Leasing [Member]
Line of Credit Facility [Line Items]
Fees and related costs deferred				$ 1,335,000
$300.0 Million Senior Secured Term Loan Facility CACIB, ABN, Bank of America, First Citizens Bank, CTBC [Member]
Line of Credit Facility [Line Items]
Description of Scope							to refinance or prepay, in full or in part, the following (a) existing debt facilities (i) Sinopac Credit Facility, (ii) Deutsche Credit Facility, (iii) HCOB Credit Facility, (iv) CACIB, Bank Sinopac, CTBC Credit Facility, (v) Chailease Credit Facility, (vi) Syndicated Senior Secured Credit Facility (CACIB, ABN, First-Citizens & Trust Company, Siemens, CTBC, Bank Sinopac, Palatine), (vii) Macquarie loan and (viii) E.SUN, MICB, Cathay, Taishin Credit Facility and (b) existing sale and lease back agreements (i) $54,000 Sale and Leaseback agreement – CMBFL and (ii) $14,735 Sale and Leaseback agreement - Neptune Maritime Leasing. The refinancing transaction was accounted as a debt extinguishment.
Repayment installments							12
Frequency of payments							quarterly
Periodic payment							$ 12,000,000
Balloon payment to be paid							$ 60,000,000
Maturity date							third quarter of 2030
Interest Rate Description							SOFR
Basis Spread on Variable Rate							1.85%
Long-Term Debt, Gross				$ 264,000,000
Fees and related costs deferred														$ 2,625,000

[1]	The charters of the three high-reefer ECO 9,019 TEU Vessels resulted in an intangible liability of $49,295 that was recognized and will be amortized over the remaining useful life of the charters.